Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities [Abstract]
Accrued Liabilities

	As of December 31,
	2017	2016
Accrued loan interest and loan fees	$5,221	$114
Accrued operating expenses	5,199	4,360
Accrued voyage expenses and commissions	3,521	2,453
Accrued general and administrative expenses	1,170	934
Total	$15,111	$7,861